TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Jan. 17, 2011 Caesarstone Canada Inc [Member] CAD	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)
Related Party Transaction [Line Items]
Account payables and current maturities to related parties, including financing leaseback from related party	$ 3,975	[1],[2]	$ 2,602	[1],[2]
Long-term loan and financing leaseback from a related party	8,993	[1],[2]	12,342	[1],[2]		4,000
Proceeds from financing leaseback					$ 10,893		$ 10,900
Related party transaction, interest rate						0.25%	6.23%

[1]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 1/4 percent. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2014 the loan was classified to short term related parties balance.
[2]	In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.23% and is subject to adjustment for increases in the Israeli consumer price index.